SCOPE OF CONSOLIDATION - Summary of Associates (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets	$ 27,973		$ 34,939	$ 27,973
Non-current assets	54,079		55,573	54,079
Current liabilities	22,667		24,167	22,667
Non-current liabilities	19,148		15,001	19,148
Non-controlling interests	1,957		2,238	1,957
Net assets attributable to equity holders of the parent	38,280		49,106	38,280
Carrying amount in the statements of financial position	2,847		2,985	2,847
Revenue			76,571	53,270	$ 70,615
Income (loss) from continuing operations			15,565	(578)	(2,391)
Other comprehensive income (loss)			2,326	(826)	(624)
Total comprehensive income (loss)			17,891	(1,404)	(3,015)
Impairment charges			0	211	0
Associate
Disclosure of associates [line items]
Current assets	7,712		9,319	7,712	6,846
Non-current assets	15,287		18,233	15,287	8,622
Current liabilities	4,710		6,088	4,710	3,940
Non-current liabilities	3,441		5,721	3,441	2,815
Non-controlling interests	447		606	447	384
Net assets attributable to equity holders of the parent	14,401		15,137	14,401	8,329
Company's share of net assets	4,344		4,604	4,344	2,804
Adjustments for differences in accounting policies and other	(1,467)		(1,480)	(1,467)	1
Other adjustments	(30)		(139)	(30)	54
Carrying amount in the statements of financial position	2,847		2,985	2,847	2,859
Revenue			11,015	7,685	9,075
Income (loss) from continuing operations			358	27	143
Other comprehensive income (loss)			40	(56)	1
Total comprehensive income (loss)			398	(29)	144
Cash dividends received by the Company			$ 53	$ 43	$ 70
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			37.00%	37.02%	37.02%
Current assets	3,611		$ 4,636	$ 3,611	$ 2,920
Non-current assets	2,507		2,978	2,507	1,797
Current liabilities	2,780		3,571	2,780	1,837
Non-current liabilities	454		533	454	150
Non-controlling interests	46		88	46	44
Net assets attributable to equity holders of the parent	2,838		3,422	2,838	2,686
Company's share of net assets	1,050		1,266	1,050	994
Adjustments for differences in accounting policies and other	0		0	0	0
Other adjustments	112		66	112	5
Carrying amount in the statements of financial position	1,162		1,332	1,162	999
Revenue			3,863	2,420	3,102
Income (loss) from continuing operations			250	112	249
Other comprehensive income (loss)			0	16	0
Total comprehensive income (loss)			250	128	249
Cash dividends received by the Company			$ 36	$ 28	$ 57
Proportion of ownership interest in associate (in percent)			37.00%	37.02%	37.02%
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			33.43%	33.43%	33.43%
Current assets	1,330		$ 1,364	$ 1,330	$ 1,385
Non-current assets	2,810		2,668	2,810	2,794
Current liabilities	364		472	364	402
Non-current liabilities	1,165		1,107	1,165	979
Non-controlling interests	112		103	112	122
Net assets attributable to equity holders of the parent	2,499		2,350	2,499	2,676
Company's share of net assets	835		786	835	895
Adjustments for differences in accounting policies and other	38		55	38	43
Other adjustments	(201)		(191)	(201)	27
Carrying amount in the statements of financial position	672		650	672	965
Revenue			2,011	1,428	1,795
Income (loss) from continuing operations			(44)	(244)	(116)
Other comprehensive income (loss)			7	(5)	8
Total comprehensive income (loss)			(37)	(249)	(108)
Cash dividends received by the Company			0	0	$ 0
Impairment charges	211		$ 211	$ 211
Proportion of ownership interest in associate (in percent)			33.43%	33.43%	33.43%
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			35.00%	35.00%	35.00%
Current assets	2,233		$ 2,840	$ 2,233	$ 2,062
Non-current assets	1,675		1,797	1,675	1,628
Current liabilities	1,087		1,568	1,087	1,038
Non-current liabilities	772		716	772	795
Non-controlling interests	288		415	288	218
Net assets attributable to equity holders of the parent	1,761		1,938	1,761	1,639
Company's share of net assets	616		678	616	574
Adjustments for differences in accounting policies and other	(49)		(47)	(49)	(49)
Other adjustments	59		(14)	59	22
Carrying amount in the statements of financial position	626		617	626	547
Revenue			4,465	3,065	3,724
Income (loss) from continuing operations			197	86	82
Other comprehensive income (loss)			33	(67)	(7)
Total comprehensive income (loss)			230	19	75
Cash dividends received by the Company			$ 17	$ 15	$ 13
Proportion of ownership interest in associate (in percent)			35.00%	35.00%	35.00%
Baffinland
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			25.23%	25.23%	25.70%
Current assets	538		$ 479	$ 538	$ 479
Non-current assets	8,295		10,790	8,295	2,403
Current liabilities	479		477	479	663
Non-current liabilities	1,050		3,365	1,050	891
Non-controlling interests	1		0	1	0
Net assets attributable to equity holders of the parent	7,303		7,427	7,303	1,328
Company's share of net assets	1,843		1,874	1,843	341
Adjustments for differences in accounting policies and other	(1,456)		(1,488)	(1,456)	7
Other adjustments	0		0	0	0
Carrying amount in the statements of financial position	$ 387		386	387	348
Revenue			676	772	454
Income (loss) from continuing operations			(45)	73	(72)
Other comprehensive income (loss)			0	0	0
Total comprehensive income (loss)			(45)	73	(72)
Cash dividends received by the Company			$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized		$ 1,500
Proportion of ownership interest in associate (in percent)			25.23%	25.23%	25.70%